Private Placement - Additional Information (Details) - Private Placement Warrant [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Common Class A [Member]
Private Placement [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of warrants or rights exercise price per share | $ / shares	$ 11.5
Sponsor [Member]
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units | shares	13,850,000
Class of warrants or rights warrants issued issue price per warrant | $ / shares	$ 1
Proceeds from the issuance of warrants | $	$ 13,850,000